SHARE-BASED COMPENSATION - (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2010	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
SHARE-BASED COMPENSATION
Shares authorized (as percent of total issued and outstanding)	5.00%	5.00%
Shares authorized threshold (as percent of outstanding)	1.00%	1.00%
Share-based compensation expense			$ 88,898	$ 108,571	$ 174,832
Share options, exercised intrinsic value			4,021	242	6,034
Share options, vested fair value			2,227	2,490	4,029
Share options
SHARE-BASED COMPENSATION
Share-based compensation expense			2,518	$ 3,497	$ 4,089
Unrecognized compensation expense			$ 4,416
Unrecognized compensation expense recognition period (in years)			2 years 9 months 18 days
Share options granted (in shares)			0	579,661	115,690
Share options low limit (per share)				$ 0.03	$ 40.00
Share options high limit (per share)				$ 18.32	$ 175.14
Non-vested shares - service condition
SHARE-BASED COMPENSATION
Granted (in shares)			1,630,334	2,891,157	5,685,826
Share-based compensation expense			$ 76,047	$ 93,466	$ 125,596
Unrecognized compensation expense recognition period (in years)			3 years 6 months
Non-vested shares fair value			$ 85,813	114,050	145,265
Non vested unrecognized compensation expense			$ 139,597
Non-vested shares - performance condition
SHARE-BASED COMPENSATION
Granted (in shares)			5,765
Share-based compensation expense			$ 10,333	11,608	45,147
Unrecognized compensation expense recognition period (in years)			2 years 8 months 12 days
Non-vested shares fair value			$ 12,471	$ 20,157	$ 65,961
Non vested unrecognized compensation expense			$ 12,801
Minimum | Share options
SHARE-BASED COMPENSATION
Vesting (in years)				3 years	3 years
Share options expiration (in years)			8 years
Minimum | Non-vested shares - service condition
SHARE-BASED COMPENSATION
Vesting (in years)			0 years	0 years	0 years
Maximum | Share options
SHARE-BASED COMPENSATION
Vesting (in years)				5 years	6 years
Share options expiration (in years)			12 years
Maximum | Non-vested shares - service condition
SHARE-BASED COMPENSATION
Vesting (in years)			9 years	10 years	8 years